UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
36	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus Premier California
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier California Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2006, through November 30, 2006.

Although reports of declining housing prices have raised some economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely. A stubbornly low unemployment rate suggests that labor market conditions remain strong, and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of November, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, while the Federal Reserve Board remains “on hold” as it assesses new releases of economic data. As always, we encourage you to discuss the implications of these and other matters with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Joseph P. Darcy, Senior Portfolio Manager

How did Dreyfus Premier California Tax Exempt Bond Fund perform relative to its benchmark?

For the six-month period ended November 30, 2006, the fund produced total returns of 4.82% for Class A shares, 4.54% for Class B shares, 4.48% for Class C shares and 5.00% for Class Z shares.1 In comparison, the Lehman Brothers Municipal Bond Index, the fund’s benchmark, achieved a total return of 4.53% for the same period.2 In addition, the average total return for all funds reported in the Lipper California Municipal Debt Funds category was 4.37% .3

After encountering weakness at the start of the reporting period, municipal bonds rallied over the summer and fall as inflation and interest-rate concerns eased. The fund produced higher returns than its Lipper category average, primarily due to its relatively long duration posture. In addition, the fund’s benchmark contains securities from many states, not just California, and does not reflect fund fees and expenses in its performance.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Municipal bond prices declined at the start of the reporting period,when hawkish comments by members of the Federal Reserve Board (the “Fed”) rekindled investors’ inflation and interest-rate concerns. However, these worries eased over the summer, as softening housing markets and less impressive employment gains indicated that inflationary pressures might be moderating. Indeed, the Fed cited a slowing economy when it refrained from raising short-term interest rates at its meetings in August, September and October, its first pauses in more than two years. As investors anticipated and reacted to the change in Fed policy, municipal bond prices rallied, more than offsetting earlier weakness.

Supply-and-demand factors also supported higher municipal bond prices. California participated fully in the U.S. economic recovery, enabling the state to take in more tax revenue than originally projected and reducing its need to borrow. Although California continued to rank as the largest municipal bond issuer among all the states, its issuance volume declined substantially compared to the same period one year earlier. In fact, the three major bond rating agencies recog-

4

nized California’s improved fiscal condition by upgrading the state’s credit rating during the reporting period. Meanwhile, demand remained robust from individual and institutional investors.

While the fund’s relatively long average duration posture detracted from performance in the spring, this strategy helped the fund participate more fully in the market rally over the summer and fall. In addition, the fund benefited from our emphasis on securities that we believed had the potential for price gains in a rallying market, such as zero-coupon bonds. However, because yield differences along the market’s quality spectrum were unusually narrow compared to historical norms, it made little sense to us to “reach” for higher yields among lower-rated credits. Instead, when making new purchases, we generally focused on securities with strong liquidity characteristics and maturities in the 20-year range.

What is the fund’s current strategy?

If the market can sustain its gains over the next month, 2006 will become the seventh consecutive calendar year of positive municipal bond market performance. In our view, slower economic growth, steady interest rates and favorable supply-and-demand dynamics could continue to support municipal bond prices over the foreseeable future.

December 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier California Tax Exempt Bond Fund, Inc. from June 1, 2006 to November 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2006
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.39	$ 8.05	$ 9.33	$ 4027
Ending value (after expenses)	$1,048.20	$1,045.40	$1,044.80	$1,050.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2006

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.32	$ 7.94	$ 9.20	$ 4.20
Ending value (after expenses)	$1,019.80	$1,017.20	$1,015.94	$1,020.91

† Expenses are equal to the fund’s annualized expense ratio of 1.05% for Class A, 1.57% for Class B, 1.82% for
Class C and .83% for Class Z; multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—101.2%	Rate (%)	Date	Amount ($)	Value ($)

California—95.5%
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Central Park Apartments)	5.50	7/1/19	1,010,000	1,044,582
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Central Park Apartments)	5.60	7/1/38	5,815,000	5,984,042
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Sansum-Santa Barbara
Medical Foundation Clinic)	5.50	4/1/21	3,500,000	3,748,955
Alameda County,
COP (Insured; MBIA)	7.04	12/1/13	10,000,000 [a,b]	10,952,200
Anaheim Public Finance Authority,
Tax Allocation Revenue
(Insured; MBIA)	6.45	12/28/18	26,000,000	27,260,740
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/25	17,675,000	19,147,328
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/26	14,500,000	15,696,105
California,
Economic Recovery Bonds	5.00	7/1/16	13,000,000	13,836,160
California,
GO	5.25	2/1/30	25,700,000	27,277,723
California,
GO (Various Purpose)	6.13	10/1/11	2,875,000	3,211,317
California,
GO (Various Purpose)	5.50	4/1/28	900,000	1,014,165
California,
GO (Veterans)	5.05	12/1/36	14,500,000	15,176,135
California Department of Veteran
Affairs, Home Purchase Revenue	5.50	12/1/19	5,015,000	5,313,543
California Department of Veteran
Affairs, Home Purchase Revenue	4.50	12/1/23	10,000,000	10,149,700
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	10,000,000	10,008,200
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000 [c]	11,285,300

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Insured; MBIA)	5.00	12/1/23	10,000,000	10,821,400
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	1,275,000	1,296,828
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000 [c]	33,340,909
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000 [c]	10,307,521
California Health Facilities Financing
Authority, Revenue (Sutter Health)	6.25	8/15/35	7,965,000	8,776,952
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	7/15/09	240,000 [c]	253,877
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	8/15/28	3,540,000	3,710,840
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	7,500,000	7,646,175
California Housing Finance Agency,
MFHR (Insured; AMBAC)	6.15	8/1/22	1,845,000	1,884,077
California Housing Finance Agency,
SFMR	6.30	8/1/24	565,000	571,260
California Housing Finance Agency,
SFMR	6.45	8/1/25	285,000	288,394
California Housing Finance Agency,
SFMR (Collateralized; FHA and
Insured; AMBAC)	6.25	8/1/14	210,000	212,308
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (Insured; FGIC)	5.00	7/1/25	10,455,000	12,017,709
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	23,463,441

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, PCR	8.07	6/1/14	11,000,000 [a,b]	12,687,235
California Pollution Control
Financing Authority, PCR
(Insured; MBIA)	8.07	6/1/14	48,330,000 [a,b]	55,743,097
California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	5.80	12/1/16	2,000,000	2,002,580
California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	6.75	9/1/19	600,000	601,638
California Pollution Control
Financing Authority, SWDR (Keller
Canyon Landfill Co. Project)	6.88	11/1/27	1,000,000	1,006,710
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County)
(Insured; MBIA)	6.50	9/1/17	13,000,000	15,594,670
California Public Works Board,
LR (Department of Health
Services, Richmond Laboratory
Project) (Insured; AMBAC)	5.00	11/1/21	10,910,000	11,862,116
California Public Works Board,
LR (University of California
Research Projects)
(Insured; MBIA)	5.25	11/1/28	10,005,000	11,010,002
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,519,500
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000 [c]	3,972,045
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000 [c]	2,837,175

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000 [c]	5,958,067
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000 [c]	3,084,716
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,220,000	1,339,853
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	20,480,200
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	11,880,000	12,437,528
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/24	8,205,000	8,777,627
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/35	23,475,000	25,000,406
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	14,364,270
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.25	3/1/45	15,000,000	16,107,000
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	15,203,440
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	16,309,555
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	17,753,038

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Capistrano Unified School District,
Community Facilities District
Special Tax Number 98 (Ladera)	5.75	9/1/09	5,500,000 [c]	5,931,530
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000	2,265,091
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project)
(Insured; AMBAC)	0.00	8/1/27	10,000,000	4,142,100
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated Group)	6.00	2/1/30	5,000,000	5,281,250
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated Group)	5.75	2/1/31	18,500,000	19,576,885
Central Marin Sanitation Agency,
Revenue (Insured; MBIA)	4.38	9/1/31	11,940,000	12,033,729
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/32	10,000,000	2,922,300
Chino Valley Unified School
District, GO (Insured; MBIA)	5.25	8/1/30	10,000,000	11,019,200
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	3,000,000	3,200,190
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	12,178,212
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevlopment
Projects Areas)	5.45	8/1/28	2,720,000	2,846,398
Cucamonga County Water District,
COP (Insured; FGIC)	5.25	9/1/25	5,555,000	5,969,459

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Delano,
COP (Delano Regional
Medical Center)	5.25	1/1/18	13,500,000	13,654,980
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000	4,447,359
Escondido Reassessment
District Number 98-1
(Rancho San Pasqual)	5.70	9/2/26	1,335,000	1,377,480
Fontana,
Special Tax (Insured; MBIA)	5.25	9/1/17	10,000,000	10,467,800
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	14,957,268
Foothill/Eastern Transportation
Corridor Agency, Toll Road Revenue	5.75	1/15/40	500,000	520,540
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	3,400,000 [c]	3,614,132
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	4,000,000 [c]	4,251,920
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	11,295,000 [c]	12,006,359
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.10	9/1/22	1,000,000	1,072,740
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,680,250
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	5,000,000 [c]	5,563,250
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement Asset-Backed
Bonds (Insured; FGIC)	5.00	6/1/35	10,000,000	10,681,300
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	14,770,000	16,998,055

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Kaweah Delta Health Care District,
Revenue	6.00	8/1/34	9,000,000	9,946,080
La Quinta Financing Authority,
Local Agency Revenue
(Insured; AMBAC)	5.00	9/1/29	12,400,000	13,231,668
Long Beach Special Tax Community
Facilities District Number 5
(Towne Center)	6.88	10/1/25	500,000	514,915
Los Angeles Unified School
District (Insured; MBIA)	5.75	7/1/17	8,385,000	9,899,163
Madera County,
COP (Valley Children’s
Hospital) (Insured; MBIA)	6.50	3/15/09	3,370,000	3,587,870
Metropolitan Water District of
Southern California,
Water Revenue	5.00	7/1/35	10,000,000	10,810,100
Metropolitan Water District of
Southern California,
Waterworks GO	5.00	3/1/17	5,500,000	6,054,730
Metropolitan Water District of
Southern California,
Waterworks GO	5.00	3/1/18	5,510,000	6,045,131
Murrieta Unified School District
(Insured; FGIC)	0.00	9/1/21	4,950,000	2,673,247
Natomas Unified School District
(Insured; MBIA)	5.95	9/1/21	2,500,000	3,015,425
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000 [c]	844,883
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000 [c]	514,867
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA)	6.30	7/1/18	26,400,000	32,479,656
Oakland Unified School District,
GO (Insured; FGIC)	5.25	8/1/24	17,275,000	18,632,297
Oakland Unified School District,
GO (Insured; FSA)	4.38	8/1/31	8,000,000	8,062,400

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.25	8/15/08	1,600,000 [c]	1,674,832
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000 [c]	3,290,940
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,453,677
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	6,313,920
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	6,150,000	6,745,935
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,121,310
Pomona Redevelopment Agency,
Tax Allocation Revenue
(West Holt Avenue
Redevelopment Project)	5.50	5/1/32	3,000,000	3,380,220
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA)	5.38	9/1/25	7,485,000	8,033,127
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/29	10,430,000	11,554,354
Redwood Empire Financing
Authority, COP	6.40	12/1/23	2,455,000	2,486,498
Riverside County,
SFMR (Collateralized; GNMA)	7.80	5/1/21	1,250,000	1,748,838
Sacramento City Financing
Authority, Revenue
(Insured; AMBAC)	7.33	12/1/13	4,670,000 [a,b]	5,073,208
Sacramento City Financing
Authority, Revenue
(Insured; AMBAC)	7.33	12/1/14	5,140,000 [a,b]	5,583,788

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.70	12/1/20	2,970,000	3,027,380
Sacramento County Housing
Authority, MFHR (Cottage
Estate Apartments)
(Collateralized; FNMA)	6.00	2/1/33	1,000,000	1,057,880
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.00	12/1/30	10,000,000	10,854,100
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	6.50	9/1/13	6,930,000	7,867,768
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000	6,712,050
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000 [c]	4,106,774
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,382,259
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000	5,445,089
San Diego County,
COP (Edgemoor Completion
Project) (Insured; AMBAC)	4.25	2/1/26	5,000,000 [d]	4,990,000
San Diego Unified School District
(Insured; FGIC)	0.00	7/1/17	2,325,000	1,519,271
San Francisco Bay Area Rapid
Transit District, Sales Tax
Revenue (Insured; FSA)	4.25	7/1/33	12,315,000	12,293,202
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,122,609

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	10,000,000	10,864,000
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0.00	1/15/32	48,295,000	16,583,537
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)	5.25	8/1/29	1,000,000	1,039,730
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	12,580,000	13,690,437
San Juan Unified School District,
GO (Insured; FSA)	0.00	8/1/23	10,030,000	4,959,434
San Juan Unified School District,
GO (Insured; FSA)	0.00	8/1/24	10,655,000	5,041,733
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000	2,931,244
South Placer Authority,
Wastewater Revenue (Insured; FGIC)	5.25	11/1/10	1,000,000 [c]	1,076,660
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/16	4,000,000	4,405,320
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/18	8,085,000	8,880,645
Stockton,
Health Facilities Revenue
(Dameron Hospital Association)	5.70	12/1/14	1,000,000	1,035,300
Tobacco Securitization Authority
of Northern California, Tobacco
Settlement Asset-Backed Bonds
(Sacramento County Tobacco
Securitization Corp.)	5.38	6/1/38	20,000,000	21,073,400
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	513,195
Trustees of the California State
University, Systemwide Revenue
(Insured; AMBAC)	5.00	11/1/19	10,000,000	10,915,400

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
University of California,
Multi Purpose Revenue
(Insured; MBIA)	5.25	9/1/27	31,475,000	32,588,900
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	15,755,297
Ventura County Community College
District (Insured; MBIA)	5.50	8/1/23	4,250,000	4,676,913
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion Plaza)	6.00	9/1/17	6,000,000	6,837,060
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion Plaza)	6.00	9/1/22	11,325,000	13,431,790
Whittier Health Facility,
Revenue (Presbyterian
Intercommunity Hospital)	5.75	6/1/31	10,090,000	10,947,045
U.S. Related—5.7%
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,750,000	5,184,055
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 [c]	2,182,260
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.23	7/1/38	2,000,000 [a,b]	2,055,380
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	10,000,000	10,816,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	40,000,000	43,204,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	6.22	7/1/15	2,000,000 [a,b]	2,052,300
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,890,841

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan Notes	6.00	10/1/22	2,000,000	2,088,060
Total Long-Term Municipal Investments
(cost $1,187,481,579)				1,273,881,528

Short-Term Municipal
Investments—1.2%

California;
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	3.42	12/1/06	8,500,000 [e]	8,500,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank One)	3.40	12/1/06	2,400,000 [e]	2,400,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	3.50	12/1/06	4,000,000 [e]	4,000,000
Total Short-Term Municipal Investments
(cost $14,900,000)				14,900,000

Total Investments (cost $1,202,381,579)			102.4%	1,288,781,528
Liabilities, Less Cash and Receivables			(2.4%)	(29,905,401)
Net Assets			100.0%	1,258,876,127

[a] Collateral for floating rate borrowings.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2006, these securities amounted to $94,147,208 or 7.5% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Purchased on a delayed delivery basis.
[e] Securities payable on demand.Variable interest rate—subject to periodic change.

18

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	54.6
AA	Aa		AA	14.8
A	A		A	14.6
BBB	Baa		BBB	11.8
BB	Ba		BB	.4
F1	MIG1/P1		SP1/A1	1.2
Not Rated [f]	Not Rated [f]		Not Rated [f]	2.6
				100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			1,202,381,579	1,288,781,528
Interest receivable				19,717,461
Receivable for shares of Common Stock subscribed				12,172
Prepaid expenses				36,241
				1,308,547,402

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				691,378
Cash overdraft due to Custodian				1,071,499
Payable for floating rate notes issued				41,570,000
Payable for investment securities purchased				4,897,100
Interest and related expenses payable				805,569
Payable for shares of Common Stock redeemed				480,065
Accrued expenses				155,664
				49,671,275

Net Assets ($)				1,258,876,127

Composition of Net Assets ($):
Paid-in capital				1,170,377,101
Accumulated undistributed investment income—net				42,000
Accumulated net realized gain (loss) on investments				2,057,077
Accumulated net unrealized appreciation
(depreciation) on investments				86,399,949

Net Assets ($)				1,258,876,127

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	85,398,824	6,052,665	3,882,870	1,163,541,768
Shares Outstanding	5,680,409	402,588	258,229	77,408,047

Net Asset Value Per Share ($)	15.03	15.03	15.04	15.03

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended November 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	30,773,958
Expenses:
Management fee—Note 3(a)	3,743,634
Interest and related expenses	808,718
Shareholder servicing costs—Note 3(c)	591,928
Custodian fees	41,575
Directors’ fees and expenses—Note 3(c)	39,471
Distribution fees—Note 3(b)	28,677
Professional fees	27,942
Registration fees	26,528
Prospectus and shareholders’ reports	3,500
Loan commitment fees—Note 2	27
Miscellaneous	32,256
Total Expenses	5,344,256
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(33,026)
Net Expenses	5,311,230
Investment Income—Net	25,462,728

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,355,625
Net unrealized appreciation (depreciation) on investments	33,683,574
Net Realized and Unrealized Gain (Loss) on Investments	35,039,199
Net Increase In Net Assets Resulting from Operations	60,501,927

See notes to financial statements.
22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006	Year Ended
	(Unaudited)	May 31, 2006

Operations ($):
Investment income—net	25,462,728	52,847,221
Net realized gain (loss) on investments	1,355,625	5,148,435
Net unrealized appreciation
(depreciation) on investments	33,683,574	(37,661,072)
Net Increase (Decrease) in Net Assets
Resulting from Operations	60,501,927	20,334,584

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,610,587)	(3,311,668)
Class B shares	(105,392)	(268,502)
Class C shares	(53,634)	(87,936)
Class Z shares	(23,651,115)	(49,135,562)
Net realized gain on investments:
Class A shares	—	(83,762)
Class B shares	—	(7,538)
Class C shares	—	(2,716)
Class Z shares	—	(1,192,823)
Total Dividends	(25,420,728)	(54,090,507)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	11,286,552	6,568,651
Class B shares	63,763	351,072
Class C shares	1,081,107	1,052,655
Class Z shares	15,869,691	41,757,321
Dividends reinvested:
Class A shares	1,115,639	2,223,662
Class B shares	73,150	192,856
Class C shares	32,416	58,074
Class Z shares	16,190,020	34,073,188
Cost of shares redeemed:
Class A shares	(10,945,222)	(12,964,954)
Class B shares	(883,836)	(3,245,768)
Class C shares	(383,924)	(848,560)
Class Z shares	(56,002,033)	(127,164,572)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(22,502,677)	(57,946,375)
Total Increase (Decrease) in Net Assets	12,578,522	(91,702,298)

Net Assets ($):
Beginning of Period	1,246,297,605	1,337,999,903
End of Period	1,258,876,127	1,246,297,605
Undistributed investment income—net	42,000	—

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	November 30, 2006	Year Ended
	(Unaudited)	May 31, 2006

Capital Share Transactions:
Class A [a]
Shares sold	767,572	444,418
Shares issued for dividends reinvested	75,425	150,247
Shares redeemed	(743,740)	(877,760)
Net Increase (Decrease) in Shares Outstanding	99,257	(283,095)

Class B [a]
Shares sold	4,295	23,819
Shares issued for dividends reinvested	4,947	13,022
Shares redeemed	(59,980)	(219,069)
Net Increase (Decrease) in Shares Outstanding	(50,738)	(182,228)

Class C
Shares sold	73,220	71,071
Shares issued for dividends reinvested	2,190	3,926
Shares redeemed	(26,100)	(57,154)
Net Increase (Decrease) in Shares Outstanding	49,310	17,843

Class Z
Shares sold	1,077,589	2,821,639
Shares issued for dividends reinvested	1,094,939	2,303,054
Shares redeemed	(3,799,297)	(8,602,582)
Net Increase (Decrease) in Shares Outstanding	(1,626,769)	(3,477,889)

[a]	During the period ended November 30, 2006, 11,740 Class B shares representing $174,040 were automatically converted to 11,740 Class A shares and during the period ended May 31, 2006, 99,222 Class B shares representing $1,469,616 were automatically converted to 99,222 Class A shares.
See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2006	Year Ended May 31,

Class A Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.62	15.00	14.97
Investment Operations:
Investment income—net [b]	.29	.58	.34
Net realized and unrealized
gain (loss) on investments	.41	(.37)	.12
Total from Investment Operations	.70	.21	.46
Distributions:
Dividends from investment income—net	(.29)	(.58)	(.34)
Dividends from net realized
gain on investments	—	(.01)	(.09)
Total Distributions	(.29)	(.59)	(.43)
Net asset value, end of period	15.03	14.62	15.00

Total Return (%) [c]	4.82[d]	1.44	3.12

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[e]	1.04[f]	1.03[e,f]
Ratio of net expenses to average net assets	1.05[e]	1.01[f]	1.02[e,f]
Ratio of net investment income
to average net assets	3.88[e]	3.90	3.77[e]
Portfolio Turnover Rate	21.99[d]	35.92	38.73

Net Assets, end of period ($ x 1,000)	85,399	81,579	87,976

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	November 30, 2006	Year Ended May 31,

Class B Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.62	15.00	14.97
Investment Operations:
Investment income—net [b]	.25	.50	.30
Net realized and unrealized
gain (loss) on investments	.41	(.37)	.12
Total from Investment Operations	.66	.13	.42
Distributions:
Dividends from investment income—net	(.25)	(.50)	(.30)
Dividends from net realized gain on investments	—	(.01)	(.09)
Total Distributions	(.25)	(.51)	(.39)
Net asset value, end of period	15.03	14.62	15.00

Total Return (%) [c]	4.54[d]	.93	2.82

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.58[e]	1.56[f]	1.54[e,f]
Ratio of net expenses to average net assets	1.57[e]	1.51[f]	1.51[e,f]
Ratio of net investment income
to average net assets	3.37[e]	3.39	3.29[e]
Portfolio Turnover Rate	21.99[d]	35.92	38.73

Net Assets, end of period ($ x 1,000)	6,053	6,626	9,534

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

26

	Six Months Ended
	November 30, 2006	Year Ended May 31,

Class C Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.62	15.00	14.97
Investment Operations:
Investment income—net [b]	.23	.46	.27
Net realized and unrealized
gain (loss) on investments	.42	(.37)	.12
Total from Investment Operations	.65	.09	.39
Distributions:
Dividends from investment income—net	(.23)	(.46)	(.27)
Dividends from net realized gain on investments	—	(.01)	(.09)
Total Distributions	(.23)	(.47)	(.36)
Net asset value, end of period	15.04	14.62	15.00

Total Return (%) [c]	4.48[d]	.67	2.67

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.82[e]	1.80[f]	1.77[e,f]
Ratio of net expenses to average net assets	1.82[e]	1.77[f]	1.76[e,f]
Ratio of net investment income
to average net assets	3.10[e]	3.13	3.01[e]
Portfolio Turnover Rate	21.99[d]	35.92	38.73

Net Assets, end of period ($ x 1,000)	3,883	3,054	2,867

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
November 30, 2006				Year Ended May 31,

Class Z Shares (Unaudited)		2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.61	15.00	14.39	15.28	14.60	14.56
Investment Operations:
Investment income—net [a]	.30	.61	.58	.58	.63	.67
Net realized and unrealized
gain (loss) on investments	.42	(.38)	.71	(.76)	.83	.29
Total from Investment
Operations	.72	.23	1.29	(.18)	1.46	.96
Distributions:
Dividends from
investment income—net	(.30)	(.61)	(.59)	(.57)	(.63)	(.67)
Dividends from net realized
gain on investments	—	(.01)	(.09)	(.14)	(.15)	(.25)
Total Distributions	(.30)	(.62)	(.68)	(.71)	(.78)	(.92)
Net asset value,
end of period	15.03	14.61	15.00	14.39	15.28	14.60

Total Return (%)	5.00[b]	1.57	9.10	(1.16)	10.30	6.69

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.84[c]	.81[d]	.78[d]	.73[d]	.75[d]	.78[d]
Ratio of net expenses
to average net assets	.83[c]	.81[d]	.78[d]	.73[d]	.75[d]	.78[d]
Ratio of net investment
income to average
net assets	4.10[c]	4.10	3.96	3.93	4.27	4.54
Portfolio Turnover Rate	21.99[b]	35.92	38.73	56.87	47.21	51.69

Net Assets, end of period
($ x 1,000)	1,163,542	1,155,038	1,237,623	1,004,253	1,140,398	1,099,751

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
[d]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset
	value or total return. See Note 5.
See notes to financial statements.
28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier California Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with a high level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized). Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California and California Municipal Income, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last

30

sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

Inverse floaters purchased after January 1, 1997 in the agency market are accounted for as financing transactions in accordance with FASB 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

As a result of the fund’s mergers with Dreyfus Premier California Municipal Bond Fund, General California Municipal Bond and Dreyfus California Municipal Income, Inc., capital losses of $11,076,983 are

32

available to offset future gains. Based on certain provisions in the code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation.These acquired capital losses are expected to expire between fiscal 2008-2011.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2006 was as follows: tax exempt income $52,803,668 and ordinary income $1,286,839. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2006, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2006, the Distributor retained $41,862 from commissions earned on sales of the fund’s Class A shares

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and $8,263 and $2,960 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2006, Class B and Class C shares were charged $15,675 and $13,002, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares, for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2006, Class A, Class B and Class C shares were charged $103,843, $7,838 and $4,334, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2006, Class Z shares were charged $245,000 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary

34

of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2006, the fund was charged $153,411 pursuant to the transfer agency agreement.

During the period ended November 30, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $616,822, Rule 12b-1 distribution plan fees $4,787, shareholder services plan fees $14,349, transfer agency per account fees $53,716 and chief compliance officer fees $1,704.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2006, amounted to $268,635,163 and $307,907,825, respectively.

At November 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5 — Restatement

Subsequent to the issuance of the May 31, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The Fund 35

36

The correction of the above item resulted in the restatement of the ratio of net expenses of the financial highlights table as shown below:

Ratio of Total Expenses	2006	2005	2004	2003	2002

Class A shares:
As previously reported	.94%	.97%
As restated	1.04%	1.03%
Class B shares:
As previously reported	1.46%	1.48%
As restated	1.56%	1.54%
Class C shares:
As previously reported	1.70%	1.71%
As restated	1.80%	1.77%
Class Z shares:
As previously reported	.71%	.72%	.70%	.70%	.71%
As restated	.81%	.78%	.73%	.75%	.78%

Ratio of Net Expenses	2006	2005	2004	2003	2002

Class A shares:
As previously reported	.91%	.96%
As restated	1.01%	1.02%
Class B shares:
As previously reported	1.41%	1.45%
As restated	1.51%	1.51%
Class C shares:
As previously reported	1.67%	1.70%
As restated	1.77%	1.76%
Class Z shares:
As previously reported	.71%	.72%	.70%	.70%	.71%
As restated	.81%	.78%	.73%	.75%	.78%

This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value per share or total return.

In addition, the statement of investments, the statement of assets and liabilities, the statement of operations and the statement of changes in net assets were also restated as follows:

2006 2006

	Original Reported	As Restated

Portfolio of Investments ($):
Total investments	1,244,866,722	1,286,456,722
Identified cost	1,192,818,332	1,233,740,347
Other assets and liabilities	1,410,883	(40,159,117)
Statement of Assets and Liabilities ($):
Total investments in securities, at value	1,244,866,722	1,286,456,722
Identified cost	1,192,818,332	1,233,740,347
Total assets	1,264,446,700	1,306,735,080
Payable for floating rate notes issued	—	41,570,000
Total liabilities	18,149,095	60,437,475
Net unrealized appreciation
of investments	52,068,390	52,716,375
Accumulated net realized
loss on investments	(9,727,548)	(10,375,533)
Statement of Operations ($):
Investment income—Interest	62,333,379	63,665,998
Expense—Interest	—	1,332,619
Total expenses	9,540,107	10,872,726
Net expenses	9,486,158	10,818,777

The Fund 37

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on September 20, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Hodding Carter III †	48,009,067		1,414,819
Ehud Houminer †	48,049,807		1,374,079
Richard C. Leone †	48,087,992		1,335,894
Hans C. Mautner †	48,069,680		1,354,206
Robin A. Melvin †	48,065,135		1,358,751
John E. Zuccotti †	48,058,207		1,365,679

† Each new Board member’s term commenced on January 1, 2007.
In addition Joseph S. DiMartino, David W. Burke, Gordon J. Davis, Joni Evans,Arnold S. Hiatt and Burton N.
Wallack continue as Board members of the fund.

38

NOTES

For	More	Information

Dreyfus Premier
California Tax Exempt
Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 29, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)